ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 20, 2026	Renee E. Laws
T +1 617 235 4975
renee.laws@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:  Brighthouse Funds Trust II (the “Trust”) (File Nos. 002-80751; 811-03618)

Ladies and Gentlemen:

Transmitted herewith for filing through EDGAR on behalf of the Trust pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, for use in connection with a special meeting of shareholders of the Trust and each of its series, are the preliminary proxy statement, form of proxy and other materials. Please note that after the facing sheet, these proxy materials are identical to the proxy materials filed today on behalf of Brighthouse Funds Trust I (File Nos. 333-48456 and 811-10183).

The special meeting of shareholders is expected to be held on June 5, 2026 and is being called for the purposes described in the form of Notice of Special Meeting of Shareholders filed herewith. Definitive versions of the proxy materials are expected to be sent to security holders on or around April 9, 2026.

Please direct any questions regarding this filing to me at (617) 235-4975. Thank you for your attention in this matter.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws

cc:	Thomas Watterson, Esq.

Logan Dalton, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.